COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

8.Commitments and Contingencies

Litigation

The Company is subject to various claims arising in the ordinary course of business. Although no assurance can be given, the Company believes that it is not a party to any litigation of which the outcome, if determined adversely, would individually, or in the aggregate, be reasonably expected to have a material adverse effect on the business, consolidated operating results, cash flows or financial position of the Company as of March 31, 2024.

Third parties have from time to time claimed, and others may claim in the future, that the Company has infringed their past, current or future intellectual property rights. These claims, whether meritorious or not, could be time consuming, result in costly litigation, require expensive changes in the Company’s methods of doing business or could require the Company to enter into costly royalty or licensing agreements, if available. As a result, these claims could harm the Company’s business, consolidated operating results, cash flows, and financial position.

Purchase Commitment

The Company has certain commitments for outstanding purchase orders related to the manufacture of certain wafers utilized by the Company and other services that, once the wafers are placed into production, are noncancelable. Otherwise, these production agreements are cancellable at any time with the Company required to pay all costs incurred through the cancellation date. However, the Company has rarely cancelled these agreements once production has started. As of March 31, 2024, the Company had no outstanding noncancelable purchase commitments for these production agreements.

In July 2020, the Company entered into a research and development agreement with Samsung Electronics Co., Ltd (“Samsung”). According to the agreement, the Company would design 5G chip products and Samsung would provide development and intellectual property support, mass production set up support including mask sets for manufacturing and engineering sample chip supply to the Company for a specific product. The total fee amount for the research and development (“R&D”) services pursuant to the agreement was $21.1 million. The Company bore the risk of R&D failure and was obligated to pay the $21.1 million total fee based on milestones defined in the agreement, of which $11.7 million was due based on development milestones and $9.4 million of additional NRE (“non-recurring engineering”) was to be paid within a maximum of 4 years after the planned product first shipment date. The Company recognized R&D expenses based on an estimate of the percentage completion of services provided by Samsung during the respective financial reporting period. In the first quarter 2024, Samsung agreed to unconditionally release the Company from payment for work Samsung had completed to date because it had not met certain of the development milestones and due to a change in Samsung’s business strategy. As a result, the Company recognized a gain of $14.6 million upon such unconditional release of its liability to Samsung. During the period ended March 31, 2024, the parties mutually agreed that the agreement had expired and there were no remaining obligations of either party under the agreement.

In February 2024, the Company and Alpha Holdings Co., Ltd. (“Alpha”) entered into a foundry product development agreement related to 5G chip development for a total fee of $7.6 million. The Company bears the risk of R&D failure and is obligated to pay the fee based on milestones defined in the agreement. The Company recognizes R&D expenses based on an estimate of the percentage completion of services provided by Alpha during the respective financial reporting period. For the three months ended March 31, 2024, the Company recorded $3.5 million in R&D expenses related to services provided by Alpha. The aggregate unpaid amount related to this agreement is $5.0 million as of March 31, 2024.

Assets Pledged as Collateral

The Company has provided collateral to Anapass, Inc., a related party (see Note 14), for borrowings from KEB Hana Bank, IBK Industrial Bank and Anapass, Inc. in the amount of $6.7 million, $6.8 million and $9.7 million, respectively, as of March 31, 2024, and $7.0 million, $7.1 million and $10.1 million, respectively, as of December 31, 2023 (see Note 7).

The following table includes a summary of the collateral provided to Anapass, Inc. (in thousands):

	March 31,	December 31,	Secured
	2024	2023	Creditor
Cash and cash equivalents	$16,122	$254
Accounts receivable	5,118	4,920
Inventory	1,784	1,486	Anapass, Inc.
Property and equipment	1,988	352
Intangible assets and others	187	199

5.Commitments and Contingencies

Litigation

The Company is subject to various claims arising in the ordinary course of business. Although no assurance can be given, the Company believes that it is not presently a party to any litigation of which the outcome, if determined adversely, would individually, or in the aggregate, be reasonably expected to have a material adverse effect on the business, consolidated operating results, cash flows or financial position of the Company.

Third parties have from time to time claimed, and others may claim in the future, that the Company has infringed their past, current or future intellectual property rights. These claims, whether meritorious or not, could be time consuming, result in costly litigation, require expensive changes in the Company’s methods of doing business or could require the Company to enter into costly royalty or licensing agreements, if available. As a result, these claims could harm the Company’s business, consolidated operating results, cash flows and financial position.

Purchase Commitment

The Company has certain commitments for outstanding purchase orders related to the manufacture of certain wafers utilized by the Company and other services that, once the wafers are placed into production, are noncancelable. Otherwise, these production agreements are cancellable at any time with the Company required to pay all costs incurred through the cancellation date. However, the Company has rarely cancelled these agreements once production has started. As of December 31, 2023 and 2022, the Company had outstanding noncancelable purchase commitments for these production agreements of $0 and $0.5 million, respectively.

The Company entered into a research and development agreement with Samsung Electronics Co., Ltd (“Samsung”) in July 2020. According to the agreement, the Company designs 5G chip products and Samsung provides development and intellectual property support, mass production set up support including mask sets for manufacturing and engineering sample chip supply to the Company. Total fee amount of the agreement is $21.1 million composed of $11.7 million to be paid over development milestones and $9.4 million of additional NRE (non-recurring engineering) to be paid within maximum 4 years after planned product first shipment date. The Company bears the risk of R&D failure and is obligated to pay the fees based on milestones defined in the agreement. Pursuant to ASC 730-20, Research and Development, the Company expensed $0.4 million and $7.1 million related to this agreement for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, $15.8 million and $15.4 million, respectively, of unpaid recorded expenses were included in accounts payable on the consolidated balance sheets. The aggregated unpaid amount on this agreement is $17.1 million as of December 31, 2023.

Assets Pledged as Collateral

The Company has provided collateral to Anapass, Inc., a related party, for borrowings of GCT R&D, a subsidiary of GCT, from KEB Hana Bank, IBK Industrial Bank and Anapass, Inc. in the amount of $7.0 million, $7.1 million and $10.1 million, respectively, as of December 31, 2023, and $7.1 million, $7.3 million and $10.3 million, respectively, as of December 31, 2022 (see Note 4).

5.Commitments and Contingencies, continued

Assets Pledged as Collateral, continued

Details of collateral provided to Anapass, Inc. are as follows:

(in thousands)	December 31,	December 31,	Secured
	2023	2022	Creditor
Cash and cash equivalents	$254	$1,363
Accounts receivable	4,920	4,453
Inventory	1,486	3,480	Anapass, Inc.
Property and equipment	352	485
Intangible assets and others	199	531

CONCORD ACQUISITION CORP III
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 4. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Sponsor Loans or Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Sponsor Loans or Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement entered into on November 3, 2021, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities.

Deferred Underwriters’ Commission

The Company agreed to pay the underwriters a deferred underwriting fee upon the consummation of an initial Business Combination in an amount equal to 3.5% of the gross proceeds of the IPO, or $12,075,000. In December 2023, one of the underwriters waived any right to receive the deferred underwriters’ commission and will therefore receive no additional underwriting commissions in connection with the closing of a Business Combination. The Company considers the deferred underwriters’ commission an offering cost. Offering costs are charged to stockholders’ equity or the statement of operations based on the relative value of the Public Warrants to the proceeds received from the Units sold upon the completion of the IPO. Upon the waiver of these offering costs, a portion of these offering costs were recorded to the statement of operations and to stockholders’ equity. As a result of the waived deferred underwriters’ commission, the Company recognized $372,678 of income, $6,618,747 was recorded to accumulated deficit and the deferred underwriters’ commission was reduced by $6,991,425.

Capital Markets Advisor Agreement

On March 29, 2023, the Company engaged a capital markets advisor in connection with seeking an extension for completing a business combination, a possible acquisition of a third party by merger, consolidation, acquisition of stock or assets or other business combination, and as a placement agent in connection with a private placement of debt, equity, equity-linked or convertible securities. The Company agreed to pay the capital markets advisor a transaction fee in connection with the services provided, payable upon and subject to the Company’s consummation of an initial business combination (“Capital Markets Advisor Fee”). The fee consists of a fixed and determinable portion and a variable portion contingent upon certain future events expected to take place upon completion of a business combination. As of December 31, 2023, $2,500,000 was accrued under Accrued capital markets advisory expense on the consolidated balance sheet for the fee as the amount was earned and fixed and determinable. These costs may be paid for using the proceeds of the cash available once a business combination is complete.

Expenses Contingent on the Closing of a Business Combination

As of December 31, 2023 and 2022, the Company has incurred approximately $3,610,000 and $0, respectively, in fees contingent on the closing of a business combination, of which $2,500,000 and $0, respectively, is related to the Capital Markets Advisor Fee and $1,110,000 is related to legal fees payable contingent on a business combination. These costs may be paid using the proceeds of the cash available once a business combination is complete. The Capital Markets Advisor Fee amount is included in Accrued capital markets advisory expense and legal fees payable contingent on a business combination are included in Accrued legal expense on the consolidated balance sheets.

Excise Tax

In connection with the Special Meetings, stockholders holding 30,558,639 of the Company’s Public Stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account for an aggregate amount of $318,441,770. As such, the Company has recorded an excise tax liability of $3,184,272 on the consolidated balance sheet as of December 31, 2023. Any excise tax liability payable will not be paid out of the funds in the Trust Account.

Business Combination Agreement

On November 2, 2023, the Company entered into the Business Combination Agreement with GCT and Merger Sub. Pursuant to the Business Combination Agreement, the parties will consummate a business combination transaction pursuant to which Merger Sub will merge with and into GCT, with GCT surviving the merger as a wholly-owned subsidiary of the Company. See “Note 1 – Organization, Business Operations and Liquidity – Proposed Business Combination.”